Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2022	377.0	$23.01
Granted	167.1	21.18
Expired	(14.4)	23.61
Forfeited	(16.5)	25.39
As at December 31, 2023	513.2	$22.32
Exercised	(100.9)	20.07
Forfeited	(15.9)	22.25
As at December 31, 2024	396.4	$22.90

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2024:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2024	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2024	Weighted Average Exercise Price CAD$
$17.53 - $23.03	332.2	4.9	$21.46	169.6	$21.11
$23.04 - $28.54	20.4	1.9	$26.54	20.4	$26.54
$28.55 - $34.04	36.9	3.9	$30.70	36.9	$30.70
$34.05 - $39.48	6.9	2.9	$39.48	6.9	$39.48
	396.4	4.6	$22.90	233.8	$23.64

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

2023
Expected life (years)	4.5
Expected volatility	30.1%
Expected dividend yield	2.7%
Risk-free interest rate	3.8%
Weighted average exercise price (CAD$)	$21.18
Weighted average fair value (CAD$)	$6.01

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2024 and 2023:

Declaration date	Record date	Dividend per common share
February 19, 2025 (1)	March 4, 2025	$0.10
November 5, 2024	November 18, 2024	$0.10
August 7, 2024	August 19, 2024	$0.10
May 8, 2024	May 21, 2024	$0.10
February 21, 2024	March 4, 2024	$0.10
November 7, 2023	November 20, 2023	$0.10
August 9, 2023	August 21, 2023	$0.10
March 24, 2023	April 14, 2023	$0.10
February 22, 2023	March 6, 2023	$0.10
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in PSUs for the years ended December 31, 2024 and 2023:

PSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	288.0	$4.8
Granted	534.9	8.7
Paid out	(66.0)	—
Change in value	—	(1.0)
As at December 31, 2023	756.9	$12.5
Granted	220.0	4.9
Paid out	(79.4)	(1.6)
Forfeited	(17.4)	(0.4)
Change in value	—	2.7
As at December 31, 2024	880.1	$18.1

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in RSUs for the years ended December 31, 2024 and 2023:

RSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	551.8	$9.1
Granted	516.2	8.4
Paid out	(237.3)	(3.9)
Forfeited	(25.7)	(0.4)
Change in value	—	(0.1)
As at December 31, 2023	805.0	$13.1
Granted	636.7	14.9
Paid out	(299.5)	(6.1)
Forfeited	(124.5)	(2.5)
Change in value	—	1.5
As at December 31, 2024	1,017.7	$20.9

DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
The following table summarizes changes in DSUs for the years ended December 31, 2024 and 2023:

DSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	—	$—
Granted	109.0	1.7
Change in value	—	0.1
As at December 31, 2023	109.0	$1.8
Granted	47.5	1.0
Paid out	(25.7)	(0.6)
Change in value	—	0.6
As at December 31, 2024	130.8	$2.8